CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                August 27, 2010


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:                 First Trust High Income Long/Short Fund

Ladies and Gentlemen:

     On behalf of First Trust High Income Long/Short Fund (the "Registrant"), we are transmitting Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 for electronic filing under the Securities Act of 1933 and the Investment Company Act of 1940.

     Before the registration statement becomes effective under the Securities Act of 1933, the Registrant will file all remaining exhibits.

     If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3017.

                                     Very truly yours,

                                     CHAPMAN AND CUTLER LLP


                                     By /s/ Brian D. Free
                                        ---------------------------------
                                        Brian D. Free

Enclosures
cc:  W. Scott Jardine
     Eric F. Fess